Assets held for sale (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Contract-related assets held for sale	29,400
Gain (loss) on disposal of assets held for sale	86	(2,212)
Equipment
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets held for sale	86	(2,212)
Equipment | Depreciation expense
Property, Plant and Equipment [Line Items]
Impairment of equipment assets held for sale	3,461	3,097